STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER TELOCATION LTD. [Member]
Accumulated other comprehensive income
Accumulated unrealized gain on derivative instruments	$ (213)	$ 168
Accumulated foreign currency translation differences	1,050	3,124
Accumulated other comprehensive income	$ 837	$ 3,292